DISCONTINUED OPERATIONS HELD FOR SALE	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUE OPERATIONS HELD FOR SALE
DISCONTINUED OPERATIONS HELD FOR SALE

On June 28, 2016, the Company entered into the Agreement to sell all of the outstanding common units of TRS Holdings. The Acquisition closed on September 30, 2016. As a result of the sale of the outstanding common units of TRS Holdings, certain account balances and footnotes have been revised accordingly. See Note 1 included in these consolidated financial statements for further discussion of the sale.

The following information reconciles the carrying amounts of major classes of assets and liabilities of the discontinued operations held for sale to assets and liabilities of discontinued operations held for sale that are presented separately in the consolidated balance sheets:

	As of December 31,
	2015	2014
ASSETS
Cash and cash equivalents	$3,929	$1,506
Restricted cash	17,297	16,442
Loans held for sale, at fair value	30,612	203,006
Mortgage servicing rights, at fair value	61,800	58,889
Other assets	19,613	15,045
Assets of discontinued operations held for sale	$133,251	$294,888
LIABILITIES
Warehouse lines of credit	$24,806	$193,165
Allowance for loss sharing	8,969	12,349
Due to affiliate	234	303
Other liabilities	17,522	11,756
Liabilities of discontinued operations held for sale	$51,531	$217,573

The following information reconciles the net income from discontinued operations held for sale, net of income taxes, that are presented separately in the consolidated statements of operations:

	For the year ended December 31,
	2015	2014	2013
Mortgage banking revenue:
Servicing fees, net	$16,051	$16,399	$5,754
Gains from mortgage banking activities	27,067	17,492	5,019
Provision for loss sharing	1,093	1,364	(6)
Change in fair value of mortgage servicing rights	(8,798)	(7,650)	(2,697)
Mortgage banking revenue	35,413	27,605	8,070
Gain on sale of loans	—	—	1,333
Total revenue	35,413	27,605	9,403

Expenses:
Management fees to affiliate	551	476	116
Professional fees	1,073	1,047	477
Compensation and benefits	20,448	18,649	5,456
General and administrative expenses	3,965	6,249	1,525
General and administrative expenses reimbursed to affiliate	452	600	216
Total expenses	26,489	27,021	7,790
Income before income taxes	8,924	584	1,613
Income tax expense (benefit)	1,939	(1,283)	176
Net income from discontinued operations held for sale, net of income taxes	$6,985	$1,867	$1,437